UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Viewpoint Investment Partners

Address:  11995 El Camino Real, Suite 305
          San Diego, CA 92130


13F File Number: 028-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard S. Coons
Title:  President
Phone:  (858) 704-1310


Signature, Place and Date of Signing:

/s/ Richard S. Coons               San Diego, CA                11/13/02
--------------------               -------------               -----------
 [Signature]                       [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total: $46,615
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


                                                     FORM 13F INFORMATION TABLE
                                                   View Point Investment Partners
                                                         September 30, 2002
COLUMN 1                          COLUMN  2       COLUMN 3    COLUMN 4  COLUMN 5           COLUMN 6    COLUMN 7   COLUMN 8

                                  TITLE OF                    VALUE    SHRS OR SH/  PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                    CLASS           CUSIP       (X$1000) PRN AMT PRN  CALL   DISCRETION  MGRS    SOLE   SHARED  NONE
--------------                    -----           -----       -------  ------- ---  ----   ----------  -----    ----  ------  ----

Alkermes Inc                           COM        01642T108   1941     246000  Sh          SOLE        N/A     246000
Alliant Tech Systems                   COM        018804104    997      14400  Sh          SOLE        N/A      14400
American Italian Pasta                 COM        027070101   1963      55000  Sh          SOLE        N/A      55000
Applied Matls Inc                      COM        038222105   1269     109900  Sh          SOLE        N/A     109900
Caremark RX Inc                        COM        141705103   2268     133400  Sh          SOLE        N/A     133400
Chesapeake Energy                      COM        165167107    888     134500  Sh          SOLE        N/A     134500
Cisco Systems                          COM        17275R102    576      55000  Sh          SOLE        N/A      55000
Clear Channel Communications           COM        184502102    695      20000  Sh          SOLE        N/A      20000
Cypress Semiconductor Corp             COM        232806109   1536     234100  Sh          SOLE        N/A     234100
Gap Inc Del                            COM        364760108   1860     171400  Sh          SOLE        N/A     171400
General Dynamics Corp                  COM        369550108   1627      20000  Sh          SOLE        N/A      20000
Getty Images                           COM        374276103    546      27200  Sh          SOLE        N/A      27200
Health Net Inc                         COM        42222G108    976      45500  Sh          SOLE        N/A      45500
Human Genome Sciences                  COM        444903108    241      20000  Sh          SOLE        N/A      20000
Integrated Circuit Sys Inc             COM        45811K208   1210      77100  Sh          SOLE        N/A      77100
Intel Corp                             COM        458140100   1646     118500  Sh          SOLE        N/A     118500
Key Energy Svcs Inc                    COM        492914106   1017     129000  Sh          SOLE        N/A     129000
Kulicke & Soffa Inds Inc               COM        501242101   1325     441600  Sh          SOLE        N/A     441600
LSI Logic Corp                         COM        502161102   1567     246800  Sh          SOLE        N/A     246800
Limited Brands Inc                     COM        532716107    817      57000  Sh          SOLE        N/A      57000
Lockheed Martin Corp                   COM        539830109   1293      20000  Sh          SOLE        N/A      20000
Micron Technology Inc                  COM        595112103    896      72400  Sh          SOLE        N/A      72400
Nasdaq 100 TR                      UNIT SER 1     631100104    518      25000  Sh          SOLE        N/A      25000
Nextel Communications                 CL A        65332V103    189      25000  Sh          SOLE        N/A      25000
O2Micro International Limite           ORD        G6797E106    208      26400  Sh          SOLE        N/A      26400
Oracle Corp                            COM        68389X105   1258     160000  Sh          SOLE        N/A     160000
Pfizer Inc                             COM        717081103    766      26400  Sh          SOLE        N/A      26400
Precise Software Solutions L           ORD        M41450103    521      56900  Sh          SOLE        N/A      56900
Quest Software Inc                     COM        74834T103   1583     168400  Sh          SOLE        N/A     168400
Restoration Hardware Inc Del           COM        760981100   1644     365250  Sh          SOLE        N/A     365250
Retek Inc                              COM        76128Q109    823     228700  Sh          SOLE        N/A     228700
SPDR TR                            UNIT SER 1     78462F103   1963      24000  Sh          SOLE        N/A      24000
Sanmina SCI Corp                       COM        800907107    623     224800  Sh          SOLE        N/A     224800
Six Flags Inc                          COM        83001P109     88      25000  Sh          SOLE        N/A      25000
Starbucks Corp                         COM        855244109   1728      83700  Sh          SOLE        N/A      83700
Sun Microsystems Inc                   COM        866810104   1535     592500  Sh          SOLE        N/A     592500
Taiwan Semiconductor              SPONSORED ADR   874039100    497      78210  Sh          SOLE        N/A      78210
US Oncology Inc                        COM        90338w103    162      20000  Sh          SOLE        N/A      20000
Univision Communications Inc          CL A        914906102   1140      50000  Sh          SOLE        N/A      50000
USA Interactive                        COM        902984103   1122      57900  Sh          SOLE        N/A      57900
Disney Walt Co                         COM        254687106   1108      73200  Sh          SOLE        N/A      73200
Western Digital Corp                   COM        958102105   1985     422236  Sh          SOLE        N/A     422236

                                                  Total:      46615


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